Share Capital -Deferred Share Unit Plan Outstanding (Details) - Deferred share unit plan	12 Months Ended
	Dec. 31, 2025 shares shares	Dec. 31, 2024 shares shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding balance, beginning of year	325,111	307,312
Issued	44,570	67,006
Settled	(12,882)	(49,207)
Outstanding balance, end of year	356,799	325,111